UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21745
Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.5%

Security	Shares	Value
Aerospace & Defense — 0.9%
European Aeronautic Defence & Space Co.	33,248	$749,448
General Dynamics Corp.	43,377	2,802,154
Honeywell International, Inc.	105,874	3,933,219
Rockwell Collins, Inc.	59,584	3,026,867
Rolls-Royce Group PLC(1)	254,537	1,920,694

		$12,432,382

Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	78,091	$4,509,755
Deutsche Post AG	122,561	2,283,314
Expeditors International of Washington, Inc.	94,273	3,313,696
FedEx Corp.	28,786	2,165,283

		$12,272,048

Auto Components — 0.4%
Aisin Seiki Co., Ltd.	11,600	$281,743
Cooper Tire & Rubber Co.	30,158	530,178
Denso Corp.	65,300	1,915,060
Johnson Controls, Inc.	114,456	2,925,495
Tokai Rika Co., Ltd.	17,700	316,436
Toyota Boshoku Corp.	8,600	169,172
Toyota Industries Corp.	8,600	235,423

		$6,373,507

Automobiles — 1.2%
Daimler AG	122,491	$6,145,115
Honda Motor Co., Ltd.	119,100	3,617,038
Isuzu Motors, Ltd.(1)	76,000	160,320
Mazda Motor Corp.(1)	125,000	279,135
Mitsubishi Motors Corp.(1)	204,000	335,555
Nissan Motor Co., Ltd.(1)	137,800	928,613
Toyota Motor Corp.	55,607	2,211,519
Volkswagen AG	14,978	2,463,336
Yamaha Motor Co., Ltd.	22,100	271,830

		$16,412,461

Beverages — 1.3%
Coca-Cola Co. (The)	90,906	$4,881,652
Coca-Cola West Co., Ltd.	26,200	511,530
Constellation Brands, Inc., Class A(1)	34,264	519,099
Heineken NV	30,199	1,400,164
Heineken Holding NV	51,223	2,104,062
Kirin Holdings Co., Ltd.	43,000	658,583
Pepsi Bottling Group, Inc.	31,754	1,157,116
PepsiCo, Inc.	91,627	5,374,840
Pernod-Ricard SA	11,630	927,003
Sapporo Holdings, Ltd.	128,000	651,286

		$18,185,335

Biotechnology — 2.9%
Amgen, Inc.(1)	207,589	$12,503,086
Biogen Idec, Inc.(1)	134,180	6,778,774
Celgene Corp.(1)	168,251	9,405,231
Gilead Sciences, Inc.(1)	221,754	10,329,301

Security	Shares	Value
Martek Biosciences Corp.(1)	49,531	$1,118,905
Regeneron Pharmaceuticals, Inc.(1)	23,758	458,529

		$40,593,826

Building Products — 0.3%
Asahi Glass Co., Ltd.	38,776	$312,527
Daikin Industries, Ltd.	75,800	2,715,518
Masco Corp.	59,062	763,081

		$3,791,126

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	104,137	$3,018,931
Charles Schwab Corp. (The)	81,426	1,559,308
Franklin Resources, Inc.	43,596	4,385,757
Goldman Sachs Group, Inc.	23,559	4,343,102
Investec PLC	400,000	2,936,623
Julius Baer Holding AG	76,144	3,819,018
Man Group PLC	355,866	1,889,908
Matsui Securities Co., Ltd.	44,400	360,759
Nomura Holdings, Inc.	183,400	1,124,217
Schroders PLC	115,586	2,022,959
Shinko Securities Co., Ltd.	105,000	380,642

		$25,841,224

Chemicals — 2.1%
Air Products and Chemicals, Inc.	32,297	$2,505,601
BASF AG	205,591	10,884,993
Daicel Chemical Industries, Ltd.	50,000	301,136
Dow Chemical Co. (The)	92,442	2,409,963
Eastman Chemical Co.	22,700	1,215,358
Hitachi Chemical Co., Ltd.	20,200	411,727
Kaneka Corp.	57,000	408,477
Mitsubishi Gas Chemical Co., Inc.	89,000	482,257
Monsanto Co.	38,287	2,963,414
Nitto Denko Corp.	11,900	363,615
Shin-Etsu Chemical Co., Ltd.	47,300	2,901,771
Showa Denko KK	293,000	594,616
Sumitomo Chemical Co., Ltd.	134,000	556,383
Taiyo Nippon Sanso Corp.	50,000	593,326
Toray Industries, Inc.	132,000	798,003
Tosoh Corp.	172,000	433,601
Umicore	86,400	2,596,232

		$30,420,473

Commercial Banks — 7.4%
Banco Santander Central Hispano SA	1,297,979	$20,968,052
Barclays PLC(1)	725,000	4,296,587
BNP Paribas SA	126,898	10,183,819
Gunma Bank, Ltd. (The)	124,000	680,333
Hachijuni Bank, Ltd. (The)	113,000	627,415
Hiroshima Bank, Ltd. (The)	126,000	519,632
HSBC Holdings PLC	1,859,067	21,287,243
Intesa Sanpaolo SpA(1)	1,681,641	7,461,249
Lloyds Banking Group PLC(1)	2,055,072	3,413,124
Mizuho Financial Group, Inc.	137,000	269,824
PNC Financial Services Group, Inc.	6,406	311,268
Royal Bank of Canada	37,315	1,998,965
Royal Bank of Scotland Group PLC(1)	922,000	780,796
Shinsei Bank, Ltd.(1)	214,000	326,728
Societe Generale	103,978	8,410,445
Standard Chartered PLC	220,000	5,434,298
Sterling Bancshares, Inc.	108,059	789,911
Sumitomo Mitsui Financial Group, Inc.	9,208	319,170

Security	Shares	Value
Toronto-Dominion Bank	29,261	$1,885,872
UniCredit SpA(1)	1,790,303	7,026,696
Wells Fargo & Co.	299,713	8,445,912

		$105,437,339

Commercial Services & Supplies — 0.6%
Avery Dennison Corp.	23,372	$841,626
Republic Services, Inc.	15,222	404,448
SECOM Co., Ltd.	67,500	3,390,813
Serco Group PLC	144,136	1,165,704
Waste Management, Inc.	76,061	2,268,139

		$8,070,730

Communications Equipment — 4.4%
Brocade Communications Systems, Inc.(1)	97,320	$764,935
Cisco Systems, Inc.(1)	859,885	20,241,693
Harris Corp.	26,933	1,012,681
Harris Stratex Networks, Inc., Class A(1)	11,360	79,520
Nokia Oyj	549,163	8,054,642
QUALCOMM, Inc.	509,515	22,917,985
Research In Motion, Ltd.(1)	124,600	8,416,730
Riverbed Technology, Inc.(1)	30,785	676,038

		$62,164,224

Computers & Peripherals — 5.7%
Apple, Inc.(1)	323,577	$59,981,469
Dell, Inc.(1)	314,244	4,795,363
Hewlett-Packard Co.	85,494	4,036,172
International Business Machines Corp.	76,613	9,163,681
Mitsumi Electric Co., Ltd.	38,000	816,468
NEC Corp.(1)	122,000	381,760
Seagate Technology	145,478	2,212,720

		$81,387,633

Construction & Engineering — 0.4%
Bouygues SA	25,787	$1,317,628
Chiyoda Corp.	78,000	612,613
Fluor Corp.	9,129	464,210
Granite Construction, Inc.	21,951	679,164
Hochtief AG	12,249	929,905
JGC Corp.	69,000	1,403,843
Obayashi Corp.	112,000	491,266

		$5,898,629

Construction Materials — 0.2%
Lafarge SA	7,094	$636,106
Taiheiyo Cement Corp.(1)	250,000	332,704
Vulcan Materials Co.	24,404	1,319,524

		$2,288,334

Consumer Finance — 0.5%
American Express Co.	107,888	$3,657,403
Capital One Financial Corp.	32,500	1,161,225
Discover Financial Services	59,731	969,434
SLM Corp.(1)	97,247	847,994

		$6,636,056

Containers & Packaging — 0.1%
Bemis Co., Inc.	27,217	$705,192
Toyo Seikan Kaisha, Ltd.	51,400	984,113

		$1,689,305

Security	Shares	Value
Distributors — 0.3%
Canon Marketing Japan, Inc.	33,500	$591,053
Genuine Parts Co.	56,294	2,142,550
LKQ Corp.(1)	61,787	1,145,531

		$3,879,134

Diversified Financial Services — 1.5%
Bank of America Corp.	250,000	$4,230,000
Citigroup, Inc.	413,438	2,001,040
CME Group, Inc.	7,388	2,276,907
Compagnie Nationale a Portefeuille	9,100	496,356
Groupe Bruxelles Lambert SA	6,437	596,510
JPMorgan Chase & Co.	236,173	10,349,101
Moody’s Corp.	76,959	1,574,581

		$21,524,495

Diversified Telecommunication Services — 2.9%
AT&T, Inc.	317,811	$8,584,075
Deutsche Telekom AG	217,859	2,973,175
France Telecom SA	142,154	3,790,804
Frontier Communications Corp.	88,967	670,811
Telefonica SA	691,650	19,135,854
Verizon Communications, Inc.	168,710	5,106,852
Windstream Corp.	100,356	1,016,606

		$41,278,177

Electric Utilities — 2.1%
Duke Energy Corp.	129,531	$2,038,818
E.ON AG	260,941	11,044,358
EDF SA	41,600	2,476,224
Edison International	72,875	2,447,142
Enel SpA	1,004,413	6,388,662
Hokkaido Electric Power Co., Inc.	13,500	280,512
Iberdrola SA	371,167	3,651,468
Kyushu Electric Power Co., Inc.	13,400	303,564
Shikoku Electric Power Co., Inc.	6,300	192,119
Tokyo Electric Power Co., Inc.	16,201	424,478

		$29,247,345

Electrical Equipment — 1.0%
ABB, Ltd.(1)	433,638	$8,719,748
Cooper Industries PLC, Class A	24,149	907,278
Energy Conversion Devices, Inc.(1)	7,332	84,905
First Solar, Inc.(1)	18,250	2,789,695
Fujikura, Ltd.	69,000	336,719
GS Yuasa Corp.	102,000	929,503
Suntech Power Holdings Co., Ltd. ADR(1)	19,232	292,326

		$14,060,174

Electronic Equipment, Instruments & Components — 1.0%
Corning, Inc.	98,620	$1,509,872
Hoya Corp.	13,600	320,418
Ibiden Co., Ltd.	10,400	385,307
Keyence Corp.	2,310	492,150
Kyocera Corp.	61,234	5,656,518
Mabuchi Motor Co., Ltd.	3,300	167,685
Nippon Electric Glass Co., Ltd.	16,000	145,605
Omron Corp.	16,500	310,018
Taiyo Yuden Co., Ltd.	83,000	975,539
TDK Corp.	56,100	3,232,188
Yaskawa Electric Corp.	50,000	359,578

		$13,554,878

Security	Shares	Value
Energy Equipment & Services — 0.4%
CARBO Ceramics, Inc.	29,215	$1,506,033
Halliburton Co.	130,037	3,526,604
Schlumberger, Ltd.	11,889	708,584
Transocean, Ltd.(1)	806	68,937
Willbros Group, Inc.(1)	25,872	394,031

		$6,204,189

Food & Staples Retailing — 1.8%
CVS Caremark Corp.	191,781	$6,854,253
Koninklijke Ahold NV	122,728	1,481,339
Kroger Co. (The)	115,650	2,387,016
Lawson, Inc.	5,300	246,037
Metro AG	28,658	1,618,388
Safeway, Inc.	20,063	395,642
Seven & I Holdings Co., Ltd.	59,000	1,408,163
Sysco Corp.	99,048	2,461,343
UNY Co., Ltd.	52,000	387,876
Wal-Mart Stores, Inc.	178,434	8,759,325

		$25,999,382

Food Products — 2.8%
Cadbury PLC	63,336	$812,990
Campbell Soup Co.	17,968	586,116
ConAgra Foods, Inc.	77,043	1,670,292
H.J. Heinz Co.	59,510	2,365,523
Hershey Co. (The)	54,133	2,103,608
Kraft Foods, Inc., Class A	88,500	2,324,895
Nestle SA	474,265	20,246,684
Nissin Foods Holdings Co., Ltd.	11,700	448,631
Toyo Suisan Kaisha, Ltd.	8,000	216,460
Unilever NV	328,402	9,502,469
Yakult Honsha Co., Ltd.	11,000	293,490

		$40,571,158

Gas Utilities — 0.2%
Gas Natural SDG SA	45,614	$1,011,615
Snam Rete Gas SpA	260,064	1,266,391

		$2,278,006

Health Care Equipment & Supplies — 1.2%
Boston Scientific Corp.(1)	231,022	$2,446,523
Cooper Cos., Inc. (The)	15,076	448,210
Covidien PLC	14,617	632,331
Edwards Lifesciences Corp.(1)	7,026	491,188
Hologic, Inc.(1)	67,694	1,106,120
Immucor, Inc.(1)	15,993	283,076
Intuitive Surgical, Inc.(1)	12,743	3,341,852
Medtronic, Inc.	103,989	3,826,795
Olympus Corp.	37,000	976,591
Terumo Corp.	65,400	3,586,833

		$17,139,519

Health Care Providers & Services — 0.8%
DaVita, Inc.(1)	22,729	$1,287,370
Laboratory Corp. of America Holdings(1)	18,314	1,203,230
Lincare Holdings, Inc.(1)	53,576	1,674,250
McKesson Corp.	42,868	2,552,789
Medco Health Solutions, Inc.(1)	45,718	2,528,663
UnitedHealth Group, Inc.	99,402	2,489,026

		$11,735,328

Security	Shares	Value
Health Care Technology — 0.0%
IMS Health, Inc.	20,213	$310,270

		$310,270

Hotels, Restaurants & Leisure — 0.9%
Accor SA	26,214	$1,463,128
Carnival Corp.	22,815	759,283
International Game Technology	51,748	1,111,547
Marriott International, Inc., Class A	97,775	2,697,613
Wynn Resorts, Ltd.(1)	27,627	1,958,478
Yum! Brands, Inc.	150,671	5,086,653

		$13,076,702

Household Durables — 0.5%
Casio Computer Co., Ltd.	77,300	$630,841
Makita Corp.	6,700	211,744
Ryland Group, Inc.	37,074	781,149
Sekisui Chemical Co., Ltd.	100,000	579,803
Sharp Corp.	88,000	976,372
Sony Corp.	81,400	2,385,266
Whirlpool Corp.	26,354	1,843,726

		$7,408,901

Household Products — 1.1%
Clorox Co. (The)	30,648	$1,802,715
Colgate-Palmolive Co.	28,351	2,162,614
Kao Corp.	97,654	2,411,299
Procter & Gamble Co.	152,165	8,813,397
Uni-Charm Corp.	9,200	872,306

		$16,062,331

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(1)	60,704	$899,633

		$899,633

Industrial Conglomerates — 1.7%
3M Co.	64,134	$4,733,089
General Electric Co.	489,864	8,043,567
Hankyu Hanshin Holdings, Inc.	39,128	187,479
Siemens AG	119,830	11,033,972
Textron, Inc.	29,211	554,425

		$24,552,532

Insurance — 3.3%
ACE, Ltd.(1)	41,246	$2,205,011
Aioi Insurance Co., Ltd.	108,000	548,624
Allianz SE	65,338	8,151,174
AON Corp.	38,325	1,559,444
AXA SA	297,994	8,089,014
Chubb Corp.	6,724	338,957
Cincinnati Financial Corp.	137,085	3,562,839
CNP Assurances	14,204	1,449,866
Mapfre SA	200,954	901,332
Marsh & McLennan Cos., Inc.	111,769	2,764,047
MetLife, Inc.	112,391	4,278,725
Muenchener Rueckversicherungs-Gesellschaft AG	38,311	6,106,098
Nipponkoa Insurance Co., Ltd.	39,000	243,299
Old Mutual PLC	914,549	1,465,723
Principal Financial Group, Inc.	36,247	992,805
Prudential Financial, Inc.	37,177	1,855,504
RSA Insurance Group PLC	330,365	708,005
Sony Financial Holdings, Inc.	136	389,128

Security	Shares	Value
T&D Holdings, Inc.	32,550	$877,196
TrygVesta AS	13,598	1,043,920

		$47,530,711

Internet & Catalog Retail — 0.7%
Amazon.com, Inc.(1)	76,105	$7,105,163
Liberty Media Corp. - Interactive, Class A(1)	240,113	2,634,039

		$9,739,202

Internet Software & Services — 2.8%
Akamai Technologies, Inc.(1)	86,272	$1,697,833
eBay, Inc.(1)	265,244	6,262,411
Google, Inc., Class A(1)	49,010	24,301,608
Omniture, Inc.(1)	29,159	625,169
VeriSign, Inc.(1)	132,262	3,133,287
Yahoo! Inc.(1)	222,843	3,968,834

		$39,989,142

IT Services — 1.3%
CapGemini SA	38,327	$2,014,290
Cognizant Technology Solutions Corp.(1)	179,418	6,936,300
CSK Holdings Corp.(1)	88,600	333,775
Fidelity National Information Services, Inc.	51,873	1,323,280
Infosys Technologies, Ltd. ADR	57,657	2,795,788
MasterCard, Inc., Class A	2,641	533,878
Nomura Research Institute, Ltd.	14,000	332,551
NTT Data Corp.	638	2,037,250
Obic Co., Ltd.	1,290	217,700
Otsuka Corp.	4,700	280,645
Western Union Co.	89,601	1,695,251

		$18,500,708

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	26,234	$727,994
Mattel, Inc.	31,709	585,348
Nikon Corp.	69,000	1,256,734
Sankyo Co., Ltd.	3,300	205,986

		$2,776,062

Life Sciences Tools & Services — 0.1%
PerkinElmer, Inc.	27,425	$527,657
Thermo Fisher Scientific, Inc.(1)	33,544	1,464,866

		$1,992,523

Machinery — 2.0%
AGCO Corp.(1)	30,980	$855,977
Caterpillar, Inc.	28,676	1,471,939
Dover Corp.	15,298	592,951
Eaton Corp.	46,216	2,615,364
Fanuc, Ltd.	57,627	5,146,721
Hitachi Construction Machinery Co., Ltd.	71,800	1,535,390
Ingersoll-Rand Co., Ltd., Class A	49,310	1,512,338
Japan Steel Works, Ltd.	71,000	813,439
Kawasaki Heavy Industries, Ltd.	107,000	271,079
Komatsu, Ltd.	90,300	1,685,121
Kurita Water Industries, Ltd.	9,200	329,345
MAN AG	12,372	1,016,214
Meidensha Corp.	97,000	506,711
Minebea Co., Ltd.	67,127	307,270
Mitsui Engineering & Shipbuilding Co., Ltd.	212,000	548,367
NGK Insulators, Ltd.	66,000	1,522,770
NSK, Ltd.	96,000	593,271
NTN Corp.	153,000	633,009

Security	Shares	Value
Pall Corp.	30,660	$989,705
Parker Hannifin Corp.	13,311	690,042
Sandvik AB	109,600	1,209,899
Scania AB, Class B	48,900	607,431
SMC Corp.	3,400	416,515
Snap-On, Inc.	15,120	525,571
Stanley Works (The)	48,688	2,078,491
Titan International, Inc.	23,159	206,115

		$28,681,045

Marine — 0.0%
Mitsui O.S.K. Lines, Ltd.	83,000	$489,454

		$489,454

Media — 2.5%
British Sky Broadcasting Group PLC	396,961	$3,636,327
CBS Corp., Class B	203,865	2,456,573
Comcast Corp., Class A	661,173	11,167,212
Comcast Corp., Special Class A	144,653	2,326,020
Daily Mail & General Trust NV, Class A	108,279	798,644
Focus Media Holding, Ltd. ADR(1)	44,518	491,479
Gannett Co., Inc.	51,742	647,292
McGraw-Hill Cos., Inc. (The)	27,142	682,350
Omnicom Group, Inc.	99,372	3,670,802
Publicis Groupe	82,745	3,335,387
Walt Disney Co. (The)	204,307	5,610,270
Wolters Kluwer NV	26,909	576,480

		$35,398,836

Metals & Mining — 2.2%
Alcoa, Inc.	129,184	$1,694,894
Anglo American PLC(1)	105,079	3,353,113
Antofagasta PLC	110,421	1,343,147
ArcelorMittal	137,123	5,112,923
JFE Holdings, Inc.	8,400	287,241
Kobe Steel, Ltd.(1)	216,000	375,711
Lonmin PLC(1)	36,876	987,443
Mitsubishi Materials Corp.(1)	211,000	580,176
Mitsui Mining & Smelting Co., Ltd.(1)	112,000	285,933
Newmont Mining Corp.	31,226	1,374,568
Norsk Hydro ASA(1)	335,400	2,242,059
Pacific Metals Co., Ltd.	42,000	317,151
Rio Tinto PLC	172,084	7,314,804
Sumitomo Metal Industries, Ltd.	112,000	274,429
Sumitomo Metal Mining Co., Ltd.	71,000	1,159,719
Toho Zinc Co., Ltd.	117,000	558,572
United States Steel Corp.	40,717	1,806,613
Xstrata PLC(1)	140,000	2,064,660

		$31,133,156

Multi-Utilities — 1.5%
Centrica PLC	307,754	$1,239,527
CMS Energy Corp.	312,086	4,181,952
Consolidated Edison, Inc.	12,419	508,434
Dominion Resources, Inc.	34,329	1,184,351
GDF Suez	214,788	9,562,910
Public Service Enterprise Group, Inc.	144,782	4,551,946

		$21,229,120

Multiline Retail — 1.0%
H2O Retailing Corp.	29,000	$182,090
Isetan Mitsukoshi Holdings, Ltd.	71,332	817,178
Kohl’s Corp.(1)	35,420	2,020,711

Security	Shares	Value
Marks & Spencer Group PLC	398,770	$2,312,253
Nordstrom, Inc.	12,439	379,887
PPR SA	18,939	2,436,626
Sears Holdings Corp.(1)	39,789	2,598,620
Target Corp.	70,056	3,270,214

		$14,017,579

Office Electronics — 0.2%
Brother Industries, Ltd.	18,000	$215,342
Canon, Inc.	43,600	1,746,895
Konica Minolta Holdings, Inc.	66,500	627,594
Ricoh Co., Ltd.	59,000	856,942

		$3,446,773

Oil, Gas & Consumable Fuels — 8.1%
Alpha Natural Resources, Inc.(1)	30,905	$1,084,766
Anadarko Petroleum Corp.	39,019	2,447,662
BP PLC	1,904,199	16,868,718
Chevron Corp.	135,963	9,575,874
ConocoPhillips	116,689	5,269,675
Devon Energy Corp.	8,417	566,717
El Paso Corp.	56,715	585,299
ENI SpA	375,713	9,388,617
Exxon Mobil Corp.	309,486	21,233,834
Goodrich Petroleum Corp.(1)	6,636	171,275
Hess Corp.	20,723	1,107,852
Idemitsu Kosan Co., Ltd.	3,100	255,296
Nippon Mining Holdings, Inc.	118,000	578,252
Peabody Energy Corp.	31,437	1,170,085
Petrohawk Energy Corp.(1)	38,373	929,010
Royal Dutch Shell PLC, Class A	370,230	10,500,450
Royal Dutch Shell PLC, Class B	299,054	8,307,413
Southwestern Energy Co.(1)	24,167	1,031,448
Suncor Energy, Inc.	47,858	1,653,973
TonenGeneral Sekiyu KK	39,000	380,540
Total SA	296,489	17,623,189
Williams Cos., Inc.	157,397	2,812,684
XTO Energy, Inc.	46,681	1,928,859

		$115,471,488

Paper & Forest Products — 0.1%
International Paper Co.	57,584	$1,280,092
OJI Paper Co., Ltd.	143,000	643,721

		$1,923,813

Personal Products — 0.3%
Beiersdorf AG	28,716	$1,681,794
Estee Lauder Cos., Inc., Class A	27,069	1,003,718
Oriflame Cosmetics SA	18,734	960,397
USANA Health Sciences, Inc.(1)	9,533	325,171

		$3,971,080

Pharmaceuticals — 7.7%
Abbott Laboratories	148,126	$7,327,793
Allergan, Inc.	41,914	2,379,039
Astellas Pharma, Inc.	67,100	2,751,354
AstraZeneca PLC	166,221	7,454,473
Chugai Pharmaceutical Co., Ltd.	52,900	1,092,229
Daiichi Sankyo Co., Ltd.	72,200	1,488,597
Eisai Co., Ltd.	63,146	2,371,148
Eli Lilly & Co.	66,581	2,199,170
GlaxoSmithKline PLC	621,723	12,258,451
Johnson & Johnson	111,251	6,774,073

Security	Shares	Value
King Pharmaceuticals, Inc.(1)	86,183	$928,191
Medicines Co.(1)	28,661	315,558
Merck & Co., Inc.	167,343	5,293,059
Mitsubishi Tanabe Pharma Corp.	16,000	212,857
Mylan, Inc.(1)	78,674	1,259,571
Novartis AG	269,660	13,545,226
Ono Pharmaceutical Co., Ltd.	10,700	555,768
Pfizer, Inc.	529,325	8,760,329
Roche Holding AG	79,723	12,890,305
Sanofi-Aventis SA	122,524	9,035,578
Santen Pharmaceutical Co., Ltd.	9,700	356,159
Schering-Plough Corp.	74,573	2,106,687
Shionogi & Co., Ltd.	56,000	1,324,700
Shire PLC	52,086	904,204
Takeda Pharmaceutical Co., Ltd.	56,231	2,338,997
Wyeth	62,263	3,024,737

		$108,948,253

Professional Services — 0.3%
Equifax, Inc.	15,217	$443,423
Manpower, Inc.	13,198	748,459
Monster Worldwide, Inc.(1)	70,330	1,229,368
Robert Half International, Inc.	73,835	1,847,352

		$4,268,602

Real Estate Investment Trusts (REITs) — 0.4%
British Land Co. PLC	87,921	$669,376
Japan Real Estate Investment Corp.	37	302,040
Japan Retail Fund Investment Corp.	50	270,276
Liberty International PLC	189,600	1,457,727
Nippon Building Fund, Inc.	40	356,089
Simon Property Group, Inc.	37,207	2,583,282

		$5,638,790

Real Estate Management & Development — 0.1%
Daito Trust Construction Co., Ltd.	6,300	$274,655
Heiwa Real Estate Co., Ltd.	448,500	1,531,504
LEOPALACE21 Corp.	37,600	300,991

		$2,107,150

Road & Rail — 0.4%
Central Japan Railway Co.	55	$395,625
CSX Corp.	48,354	2,024,099
East Japan Railway Co.	12,600	908,448
Keio Corp.	139,000	948,646
Kintetsu Corp.	178,000	688,803
Ryder System, Inc.	14,154	552,855
Tobu Railway Co., Ltd.	135,000	823,935

		$6,342,411

Semiconductors & Semiconductor Equipment — 3.4%
Advantest Corp.	110,000	$3,036,484
Applied Materials, Inc.	356,268	4,773,991
ASML Holding NV	60,300	1,779,534
Atheros Communications, Inc.(1)	60,993	1,618,144
Broadcom Corp., Class A(1)	115,327	3,539,386
Cypress Semiconductor Corp.(1)	146,371	1,512,012
Intel Corp.	731,885	14,322,989
KLA-Tencor Corp.	122,392	4,388,977
MEMC Electronic Materials, Inc.(1)	40,523	673,898
Microchip Technology, Inc.	41,171	1,091,032
National Semiconductor Corp.	69,755	995,404
NVIDIA Corp.(1)	180,137	2,707,459

Security	Shares	Value
ON Semiconductor Corp.(1)	150,228	$1,239,381
ROHM Co., Ltd.	4,700	327,453
Shinko Electric Industries	17,700	313,869
Sumco Corp.	19,900	450,564
Tessera Technologies, Inc.(1)	51,311	1,431,064
Tokyo Electron, Ltd.	61,000	3,878,936

		$48,080,577

Software — 4.7%
Ariba, Inc.(1)	184,980	$2,145,768
BMC Software, Inc.(1)	31,383	1,177,804
Citrix Systems, Inc.(1)	82,034	3,218,194
Compuware Corp.(1)	52,384	383,975
Concur Technologies, Inc.(1)	23,180	921,637
Konami Corp.	47,400	963,430
Microsoft Corp.	1,281,833	33,186,656
Nintendo Co., Ltd.	800	204,008
Oracle Corp.	703,349	14,657,793
Oracle Corp. Japan	15,200	676,406
Red Hat, Inc.(1)	19,525	539,671
Symantec Corp.(1)	346,140	5,700,926
TiVo, Inc.(1)	106,665	1,105,049
Trend Micro, Inc.	63,397	2,352,251

		$67,233,568

Specialty Retail — 1.6%
AutoNation, Inc.(1)	44,658	$807,416
Best Buy Co., Inc.	47,984	1,800,360
Fast Retailing Co., Ltd.	58,800	7,426,890
Gap, Inc. (The)	78,617	1,682,404
Home Depot, Inc.	87,184	2,322,582
Limited Brands, Inc.	36,921	627,288
O’Reilly Automotive, Inc.(1)	16,299	589,046
Staples, Inc.	222,003	5,154,910
Tiffany & Co.	33,012	1,271,952
Urban Outfitters, Inc.(1)	30,282	913,608
Yamada Denki Co., Ltd.	4,660	314,397

		$22,910,853

Textiles, Apparel & Luxury Goods — 0.6%
Burberry Group PLC	275,422	$2,221,497
Christian Dior SA	12,210	1,210,085
Coach, Inc.	16,626	547,328
Hanesbrands, Inc.(1)	4,073	87,162
NIKE, Inc., Class B	30,110	1,948,117
Nisshinbo Holdings, Inc.	100,000	1,060,632
Swatch Group AG, Class B	6,168	1,456,567

		$8,531,388

Tobacco — 1.7%
Altria Group, Inc.	103,053	$1,835,374
British American Tobacco PLC	280,829	8,821,732
Imperial Tobacco Group PLC	180,380	5,225,638
Japan Tobacco, Inc.	425	1,453,042
Philip Morris International, Inc.	129,040	6,289,410
Swedish Match AB	28,187	567,755

		$24,192,951

Security	Shares	Value
Trading Companies & Distributors — 0.2%
Marubeni Corp.	55,000	$276,238
Mitsubishi Corp.	79,800	1,604,963
Sumitomo Corp.	115,000	1,179,866

		$3,061,067

Transportation Infrastructure — 0.2%
ADP	11,573	$1,043,455
Cintra Concesiones de Infraestructuras de Transporte SA	78,300	914,192
Societe des Autoroutes Paris-Rhin-Rhone	18,585	1,417,810

		$3,375,457

Wireless Telecommunication Services — 1.5%
KDDI Corp.	556	$3,128,072
NTT DoCoMo, Inc.	121	192,726
Rogers Communications, Inc., Class B	44,475	1,254,195
Softbank Corp.	191,398	4,195,180
Vodafone Group PLC	5,638,459	12,666,467

		$21,436,640

Total Common Stocks (identified cost $1,248,872,828)		$1,432,095,185

Investment Funds — 0.1%

Security	Shares	Value
Alliance Trust PLC (The)	163,948	$811,612

Total Investment Funds (identified cost $683,209)		$811,612

Rights — 0.0%

Security	Shares	Value
Commercial Banks — 0.0%
BNP Paribas, Ltd., Expires 10/13/09(1)	126,898	$274,830

		$274,830

Diversified Financial Services — 0.0%
Fortis, Expires 7/4/14(1)(2)	111,868	$0

		$0

Total Rights (identified cost $0)		$274,830

Total Investments — 100.6% (identified cost $1,249,556,037)		$1,433,181,627

Covered Call Options Written — (1.1)%

	Number		Strike	Expiration
Description	of Contracts		Price	Date	Value
Dow Jones Euro Stoxx 50 Index	67,745	EUR	2,900	10/16/09	$(4,044,691)
FTSE 100 Index	18,342	GBP	5,150	10/16/09	(1,934,677)
NASDAQ 100 Index	482		$1,725	10/17/09	(1,397,800)
NASDAQ 100 Index	410		$1,735	10/17/09	(1,004,500)
NASDAQ 100 Index	941		$1,750	10/17/09	(1,684,390)
Nikkei 225 Index	1,354,600	JPY	10,500	10/9/09	(609,164)
S&P 500 Index	1,188		$1,065	10/17/09	(1,686,960)
S&P 500 Index	1,836		$1,075	10/17/09	(2,019,600)
S&P 500 Index	1,431		$1,080	10/17/09	(1,272,159)
SMI Index	8,650	CHF	6,350	10/16/09	(635,207)

Total Covered Call Options Written (premiums received $25,460,100)					$(16,289,148)

Other Assets, Less Liabilities — 0.5%					$7,587,842

Net Assets — 100.0%					$1,424,480,321

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)		Non-income producing security.

(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	53.5%	$761,777,153
United Kingdom	11.2	159,352,330
Japan	10.6	151,353,005
France	6.1	86,698,197
Germany	4.7	66,331,836
Switzerland	4.4	62,951,496
Spain	3.3	46,582,513
Italy	2.2	31,531,615
Netherlands	1.2	17,593,496
Canada	1.1	15,209,735
Finland	0.6	8,054,642
Luxembourg	0.4	6,073,320
Other Countries, less than 0.3% each	1.3	19,672,289

Total Investments	100.6%	$1,433,181,627

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,249,751,494

Gross unrealized appreciation	$255,663,863
Gross unrealized depreciation	(72,233,730)

Net unrealized appreciation	$183,430,133

Written call options activity for the fiscal year to date ended September 30, 2009 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	1,731,429	$46,546,455
Options written	13,463,089	299,058,571
Options terminated in closing purchase transactions	(13,702,810)	(304,444,560)
Options expired	(36,083)	(15,700,366)

Outstanding, end of period	1,455,625	$25,460,100

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At September 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $16,289,148.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$85,108,350	$55,416,275	$—	$140,524,625
Consumer Staples	64,073,119	64,909,118	—	128,982,237
Energy	57,773,202	63,902,475	—	121,675,677
Financials	73,947,325	140,768,440	—	214,715,765
Health Care	107,576,249	73,143,470	—	180,719,719
Industrials	60,960,976	66,334,681	—	127,295,657
Information Technology	290,413,708	43,943,795	—	334,357,503
Materials	17,275,219	50,179,862	—	67,455,081
Telecommunication Services	16,632,539	46,082,278	—	62,714,817
Utilities	15,812,276	37,841,828	—	53,654,104

Total Common Stocks	$789,572,963	$642,522,222 *	$—	$1,432,095,185

Investment Funds	—	811,612	—	811,612
Rights	274,830	—	0	274,830

Total Investments	$789,847,793	$643,333,834	$0	$1,433,181,627

Liability Description

Covered Call Options Written	$(15,679,984)	$(609,164)	$—	$(16,289,148)

Total	$(15,679,984)	$(609,164)	$—	$(16,289,148)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments-
Rights

Balance as of December 31, 2008	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of September 30, 2009	$0

Change in net unrealized appreciation (depreciation) on investments still held as of September 30, 2009	$0

All Level 3 investments held at December 31, 2008 and September 30, 2009 were valued at $0.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009